Organization and Business Description (Details) - Schedule of balance sheets - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 10,876,365	$ 9,417,214
Accounts receivable, net	12,218,473	5,279,266
Inventories	2,706,896	3,287,272
Due from related parties	167,562
Prepaid expenses and other current assets	2,148,563	1,593,796
Total current assets	28,117,859	19,577,548
Property and equipment, net	3,397,273	168,949
Prepayments for property		1,204,094
Intangible assets, net	4,293,813	4,746,552
Long-term investments	3,085,247	582,080
Operating lease right-of-use assets	100,099	449,124
Deferred tax assets	602,806	254,553
Total non-current assets	11,479,238	7,405,352
Total assets	39,597,097	26,982,900
Accounts payable	33,697	2,814,662
Deferred revenue	250,309	583,520
Income taxes payable	4,706,972	1,866,274
Operating lease liabilities, current	63,301	263,796
Accrued expenses and other current liabilities	529,184	1,338,073
Total current liabilities	5,583,463	6,866,325
Operating lease liabilities, non-current	3,196	104,785
Non-current liabilities	3,196	104,785
Total liabilities	$ 5,586,659	$ 6,971,110